Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Series Portfolios Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001650149
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 22, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jul. 23, 2020
Prospectus Date	rr_ProspectusDate	Jul. 22, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Kayne Anderson Renewable Infrastructure Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Kayne Anderson Renewable Infrastructure Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Kayne Anderson Renewable Infrastructure Fund (the “Fund”) seeks total return through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest, in the future, at least $50,000 in the Fund. More information about these and other discounts is available in the section entitled “Choosing a Share Class: Class A Shares,” beginning on page 19 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	7/22/22
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. As the Fund has not yet commenced operations, there is no portfolio turnover information to provide at this time.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest, in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimated for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap through July 22, 2022).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of renewable infrastructure companies that are involved in business activities related to renewable energy production, storage and transmission. These companies include companies that own or operate assets used in the development, generation, production, transmission, storage and sale of alternative and renewable energy such as solar power, wind power, biofuels, hydropower, or geothermal power (“Renewable Infrastructure Companies”). Renewable Infrastructure Companies may also be engaged in businesses related to energy conservation, water infrastructure, conventional power generation and the sale, distribution, transmission and marketing of electricity.

The universe from which the Adviser will select its investments focuses on companies engaged in owning, operating and developing renewable infrastructure assets around the world. In general, companies that meet the Adviser’s criteria for inclusion either (i) derive the majority of their revenues, as determined by the Adviser, from renewable infrastructure assets or (ii) are investing the majority of their growth capital into renewable infrastructure assets with the intention of renewable infrastructure becoming a significant part of their business. Within the investment universe, security selection is based on fundamental analysis of the company, internal valuation methods, and the projected rate of return from the investment given the level of risk.

The Adviser may sell a security when it no longer meets the criteria for inclusion in the Fund’s investment universe, when the security has met or exceeded its projected rate of return or when a more attractive investment becomes available.

The Fund’s investments in Renewable Infrastructure Companies will typically be in the form of common stocks, but may also include preferred stocks. The Fund may also invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund may use various hedging and other risk management strategies to seek to manage market risks or foreign currency risks. Such hedging strategies would be utilized to seek to protect against possible adverse changes in the market value of securities held in the Fund’s portfolio or foreign currency exchange rates, or to otherwise protect the value of its portfolio. The Fund may execute its hedging and risk management strategy by engaging in a variety of transactions, including swaps or futures contracts on indexes or foreign currencies.

The Fund will invest in domestic and foreign securities of Renewable Infrastructure Companies, primarily in securities of companies domiciled in developed market countries, but the Fund may also invest in securities of issuers located in emerging market countries. The Adviser considers emerging market to be countries outside of the Organisation for Economic Co-operation and Development (“OECD”) member group. The Fund’s investments in foreign securities will include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), U.S. dollar-denominated foreign securities, and securities and instruments denominated in non-U.S. currencies.

The Fund may invest in securities that are illiquid, thinly traded or subject to special resale restrictions, such as those imposed by Rule 144A promulgated under the Securities Act of 1933, as amended (the “Securities Act”). The Rule 144A securities in which the Fund may invest include corporate bonds and unregistered equity securities acquired via a private placement. The Fund is “non-diversified,” meaning that a relatively high percentage of its assets will be invested in a limited number of issuers of securities. In addition, the Fund has a policy of concentrating in the renewable energy industry. The Fund intends to be taxed as a regulated investment company (“RIC”) and comply with all RIC-related restrictions.

Distribution Policy: The Fund’s distribution policy is to make distributions no less frequently than quarterly to shareholders. The Fund may, at the discretion of management, target a specific level of quarterly distributions (including any return of capital) from time to time. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. If the Fund’s distributions include return of capital, a shareholder’s cost basis will be reduced so that a shareholder may be required to pay capital gains even if the sales price is less than the purchase price. For more information about the Fund’s distribution policy, please turn to “Investment Objective, Strategies, Risks and Disclosure of Portfolio Holdings” section in the Fund’s Prospectus.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of renewable infrastructure companies that are involved in business activities related to renewable energy production, storage and transmission.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are summarized below.

New Fund Risk. As of the date of this Prospectus, the Fund has no operating history and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

New Adviser Risk. The Adviser has not previously served as an adviser to a mutual fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.

Non-Diversified Fund Risk. The Fund is a non-diversified, investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Because the Fund is non-diversified, it will invest a greater percentage of its assets in the securities of a limited number of issuers. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Renewable Infrastructure Company Risk. Because the Fund invests in Renewable Infrastructure Companies, the value of Fund shares may be affected by events that adversely affect companies in that industry. These can include contract counterparty defaults, adverse political and regulatory changes, poor weather conditions for renewable power generation, falling power prices, technological obsolescence, competition and general economic conditions.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Market Turbulence Resulting from COVID-19. An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on investments in the Fund.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Distribution Policy Risk. The Fund may, at the discretion of management, target a specific level of quarterly distributions (including any return of capital) from time to time. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Equity Securities Risk. The prices of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.

Preferred Stock Risk. Preferred stocks may be more volatile than fixed-income securities and are more correlated with the issuer’s underlying common stock than fixed-income securities.  Additionally, the dividend on a preferred stock may be changed or omitted by the issuer. Preferred stock market values may change based on changes in interest rates.

Foreign Investments and Emerging Markets Risk. Securities of non-U.S. issuers, including those located in foreign countries, may involve special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards. These risks are heightened for investments in issuers organized or operating in developing countries.

Depositary Receipts Risk. ADRs, GDRs, and IDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the social, political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between such information and the market value of the unsponsored ADR.

Initial Public Offering Risk. Securities offered in IPOs may be limited in the number of shares available for trading, making them less liquid and more difficult to buy or sell at favorable prices. The market for those securities may be unseasoned. The issuer may have a limited operating history. These factors may contribute to price volatility.

Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Interest Rate Risk. General interest rate fluctuations and changes in credit spreads on floating rate loans may have a substantial negative impact on the Fund’s investments and investment opportunities and, accordingly, may have a material adverse effect on the Fund’s rate of return on invested capital and our net asset value.

Foreign Currency Hedging Risk. The Adviser may hedge against currency risk resulting from investing in securities outside of the U.S. valued in non-U.S. currencies. If the Adviser’s forecast of exchange rate movements is incorrect, the Fund may realize losses on their foreign currency transactions. In addition, the Fund’s hedging transactions may prevent the Funds from realizing the benefits of a favorable change in the value of foreign currencies.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified, investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Because the Fund is non-diversified, it will invest a greater percentage of its assets in the securities of a limited number of issuers. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund’s website at www.kaynefunds.com or by calling the Fund toll-free at 1-844-95-KAYNE (1-844-955-2963).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-95-KAYNE (1-844-955-2963)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.kaynefunds.com
Kayne Anderson Renewable Infrastructure Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KARAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.96%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.21%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.55%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 699
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,080
Kayne Anderson Renewable Infrastructure Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KARIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.96%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.96%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.30%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 484

[1]	“Other Expenses” are estimated for the Fund’s current fiscal year.
[2]	Kayne Anderson Capital Advisors, L.P. (the “Adviser”) has contractually agreed to waive its management fees, and/or reimburse Fund operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, shareholder servicing fees, redemption fees, swap fees and expenses, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.30% of the average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect for an initial two year term ending July 22, 2022 and may be terminated at any time thereafter upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board. The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that, after recoupment has been taken into account, the Fund is able to make the recoupment without exceeding the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.